Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other current Financial Assets [Abstract]
Summary of Breakdown for Other Current Financial Assets
The following table provides a breakdown for other current financial assets (see Note 37 — Fair value measurement for a breakdown of other current financial assets by fair value level):

	At December 31,
(€ thousands)	2022	2021
Securities	316,595	334,244
Guarantee deposits	2,075	6,136
Financial receivables	2,224	—
Total other current financial assets	320,894	340,380
The following table provides a breakdown for securities:

(€ thousands)	At December 31, 2021	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2022
FVPL
Insurance contracts	113,919	—	—	1,056	—	—	114,975
Fixed income	68,947	—	—	(4,930)	—	—	64,017
Hedge funds	41,483	7,304	—	(2,631)	—	605	46,761
Private equity	15,925	6,230	(7,533)	3,282	17	390	18,311
Equity	25,408	—	(7,101)	(3,354)	(590)	229	14,592
Private debt	7,945	5,201	—	498	—	—	13,644
Real estate funds	32,898	2,496	(24,633)	248	800	320	12,129
Commodities	—	2,991	—	(264)	—	—	2,727
Money market funds	2,007	966	(370)	77	—	(93)	2,587
Total FVPL	308,532	25,188	(39,637)	(6,018)	227	1,451	289,743
FVOCI
Floating income	20,687	—	(2,500)	(445)	—	—	17,742
Fixed income	5,025	5,000	—	(915)	—	—	9,110
Total FVOCI	25,712	5,000	(2,500)	(1,360)	—	—	26,852
Total securities	334,244	30,188	(42,137)	(7,378)	227	1,451	316,595

(€ thousands)	At December 31, 2020	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2021
FVPL
Insurance contracts	107,188	6,232	—	499	—	—	113,919
Fixed income	88,011	24,756	(44,713)	1,271	(380)	2	68,947
Hedge funds	36,511	10,396	(7,861)	1,153	572	712	41,483
Real estate funds	29,073	3,826	(2,060)	1,316	109	634	32,898
Equity	24,843	8,327	(10,236)	1,224	1,011	239	25,408
Private equity	10,583	4,505	(3,036)	3,486	—	387	15,925
Private debt	6,894	401	—	650	—	—	7,945
Money market funds	19,223	11,479	(30,978)	20	279	1,984	2,007
Total FVPL	322,326	69,922	(98,884)	9,619	1,591	3,958	308,532
FVOCI
Floating income	22,663	—	(2,284)	252	56	—	20,687
Fixed income	5,174	—	(416)	267	—	—	5,025
Total FVOCI	27,837	—	(2,700)	519	56	—	25,712
Total securities	350,163	69,922	(101,584)	10,138	1,647	3,958	334,244